SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Assets By Segment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Prepayments and other current assets, net	$ 6,835,599	$ 26,966,209
Other current assets, net - related party	$ 74,270,770
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party
Receivable for Bitcoin collateral, net		$ 84,536,567
Non-current assets:
Mining machines, net	$ 248,745,505	242,806,713
Intangible assets, net	292,836
Operating lease right-of-use assets, net	2,079,937	184,381
Receivable for Bitcoin collateral, net - non-current - related party	662,968,814
Total assets from continuing operations	1,132,985,333
Reconciliations to total assets
Cash and cash equivalents	41,243,627	90,431,392	$ 102,278,832
Short-term investment		40,051,450
Operating lease right-of-use assets, net	2,079,937	184,381
Non-related parties
Current assets
Accounts receivable, net	1,661,702	1,645,518
Prepayments and other current assets, net	6,835,599	26,966,209
Non-current assets:
Other non-current assets, net	69,307,532	$ 44,992,599
Related party
Current assets
Accounts receivable, net	1,064,440
Operating Segment
Current assets
Prepayments and other current assets, net	6,835,599
Non-current assets:
Mining machines, net	248,745,505
Property, plant and equipment, net	18,797,925
Intangible assets, net	292,836
Operating lease right-of-use assets, net	2,079,937
Receivable for Bitcoin collateral, net - non-current - related party	662,968,814
Total assets from continuing operations	1,091,699,161
Reconciliations to total assets
Operating lease right-of-use assets, net	2,079,937
Operating Segment | Non-related parties
Current assets
Accounts receivable, net	1,661,702
Non-current assets:
Other non-current assets, net	68,025,983
Operating Segment | Related party
Current assets
Accounts receivable, net	1,064,440
Non-current assets:
Other non-current assets, net	6,955,650
Reconciliations
Reconciliations to total assets
Cash and cash equivalents	41,243,627
Crypto currencies	42,545
Bitcoin Mining Business
Current assets
Other current assets, net - related party	74,270,770
Bitcoin Mining Business | Operating Segment
Current assets
Prepayments and other current assets, net	5,831,518
Non-current assets:
Mining machines, net	248,745,505
Property, plant and equipment, net	18,797,925
Intangible assets, net	292,836
Operating lease right-of-use assets, net	2,079,937
Receivable for Bitcoin collateral, net - non-current - related party	662,968,814
Total assets from continuing operations	1,090,672,782
Reconciliations to total assets
Operating lease right-of-use assets, net	2,079,937
Bitcoin Mining Business | Operating Segment | Non-related parties
Current assets
Accounts receivable, net	1,639,404
Non-current assets:
Other non-current assets, net	68,025,983
Bitcoin Mining Business | Operating Segment | Related party
Current assets
Accounts receivable, net	1,064,440
Non-current assets:
Other non-current assets, net	6,955,650
International Automobile Trading Business | Operating Segment
Current assets
Prepayments and other current assets, net	1,004,081
Non-current assets:
Total assets from continuing operations	1,026,379
International Automobile Trading Business | Operating Segment | Non-related parties
Current assets
Accounts receivable, net	$ 22,298